CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q2) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net income (loss)	$ 3,153,000	$ (1,986,000)	[1]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	6,124,000	6,022,000	[2]
Change in fair value of warrant liability	390,000	320,000	[1]
Change in tax receivable agreement liability	938,000	620,000	[1]
Amortization of right-of-use lease assets	2,385,000	2,423,000	[2]
Stock-based compensation	5,571,000	8,092,000	[2]
Gain on lease termination	(109,000)	0	[2]
Asset impairment charges	0	0
Provision (benefit) for credit losses	(616,000)	(415,000)	[2]
Changes in operating assets and liabilities:
Accounts receivable	4,774,000	2,882,000	[2]
Prepaid expenses and other current assets	328,000	1,623,000	[2]
Other assets	123,000	41,000	[2]
Accounts payable and accrued expenses	610,000	(12,880,000)	[2]
Deferred revenue	(74,000)	406,000	[2]
Operating lease liabilities	(3,543,000)	(3,056,000)	[2]
Net cash provided by operating activities	20,054,000	4,092,000	[2]
Cash flows from investing activities
Capitalized software and expenditures	(7,140,000)	(5,806,000)	[2]
Net cash used in investing activities	(7,140,000)	(5,806,000)	[2]
Cash flows from financing activities
Repayments of insurance premium financing	0	(1,450,000)	[2]
Distributions	(5,950,000)	(1,002,000)	[2]
Proceeds from repayment of related party note	96,000	187,000	[2]
Tax receivable agreement payment	(116,000)	0	[2]
Taxes paid related to net share settlement of equity awards	(2,000)	(1,000)	[2]
Net cash used in financing activities	(5,972,000)	(2,266,000)	[2]
Net increase (decrease) in cash	6,942,000	(3,980,000)	[2]
Cash - beginning of period	34,350,000	28,583,000	[2]
Cash - end of period	41,292,000	24,603,000	[2]
Supplemental disclosures of noncash investing and financing activities
Stock-based compensation capitalized for software development	613,000	594,000	[2]
Capitalized assets included in accounts payable and accrued expenses	$ 789,000	$ 704,000	[2]

[1]	For the three and six months ended June 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the six months ended June 30, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.